Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Cash Flows [Abstract]
Net earnings (loss) available to common stockholders from continuing operations	$ 93.7	$ (1,617.9)	$ 132.7
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities from continuing operations:
Depreciation and amortization	283.4	300.2	182.7
Share-based incentive compensation	24.1	16.9	25.0
Profit sharing expense	34.7	19.0	18.7
Impairment of goodwill and other intangible assets		1,892.3
Impairment of equity method investment	2.1	23.5
Costs related to the acquisition and integration of Diversey	1.1	7.4	64.8
Amortization of senior debt related items and other	19.1	15.0	4.9
Loss on debt redemption	36.3	36.9
Provisions for bad debt	11.6	16.8	8.5
Provisions for inventory obsolescence	(0.3)	15.5	9.2
Deferred taxes, net	7.0	(318.6)	(60.9)
Excess tax benefit from share-based incentive compensation		(0.4)	(2.6)
Net (gain) loss on disposals of property and equipment and other	(1.4)	0.3	(6.3)
Changes in operating assets and liabilities:
Trade receivables, net	35.5	(26.4)	(102.0)
Inventories	24.5	33.4	(11.4)
Other assets	(49.0)	10.8	43.9
Accounts payable	36.3	(84.3)	(28.1)
Other liabilities	66.1	53.8	90.3
Changes in restricted cash			(6.3)
Net cash provided by operating activities from continuing operations	624.8	394.2	363.1
Cash flows from investing activities from continuing operations:
Capital expenditures for property and equipment	(116.0)	(122.8)	(121.7)
Acquisition of Diversey, net of cash and cash equivalents acquired			(1,983.7)
Investment in Diversey preferred stock			(262.9)
Proceeds from sales of property and equipment	11.6	7.8	10.4
Other investing activities	(1.1)	0.1	(7.8)
Net cash used in investing activities from continuing operations	(105.5)	(114.9)	(2,365.7)
Cash flows from financing activities from continuing operations:
Net proceeds from (payments of) short-term borrowings	53.2	7.2	(7.0)
Payments of long-term debt	(658.3)	(1,759.1)	(1,753.6)
Proceeds from long-term debt	425.1	1,306.5	3,662.2
Dividends paid on common stock	(102.0)	(100.9)	(87.4)
Acquisition of common stock for tax withholding obligations under our 2005 contingent stock plan	(3.9)	(9.6)	(12.2)
Payments of debt issuance costs	(7.7)	(7.3)	(51.1)
Payments for debt extinguishment costs	(26.2)	(22.3)
Excess tax benefit from share-based incentive compensation		0.4	2.6
Changes in restricted cash			262.9
Net cash (used in) provided by financing activities from continuing operations	(319.8)	(585.1)	2,016.4
Effect of foreign currency exchange rate changes on cash and cash equivalents	(13.7)	11.1	2.0
Net change in cash and cash equivalents from continuing operations	185.8	(294.7)	15.8
Net cash provided by operating activities from discontinued operations	6.4	2.8	16.3
Net cash provided by (used in) investing activities from discontinued operations	120.6	312.1	(11.4)
Net cash (used in) provided by financing activities from discontinued operations		(44.2)	7.3
Net change in cash and cash equivalents from discontinued operations	127.0	270.7	12.2
Cash and cash equivalents:
Balance, beginning of period	679.6	703.6	675.6
Net change during the period	312.8	(24.0)	28.0
Balance, end of period	992.4	679.6	703.6
Supplemental Cash Flow Information:
Interest payments, net of amounts capitalized	289.7	323.0	134.8
Income tax payments	114.8	108.6	105.6
Restructuring payments	107.0	103.4	28.6
Stock appreciation rights payments (less amounts included in restructuring payments)	46.0	24.0
Non-cash items:
Transfers of shares of our common stock from treasury as part of our 2012 and 2011 profit-sharing plan contributions	$ 18.7	$ 18.7